CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of credit risk	45.30%	36.30%	44.20%
Account and contracts receivable [Member] | Customer One [Member]
Concentration of credit risk	86.00%	82.10%
Total revenue [Member] | Customer One [Member]
Concentration of credit risk	45.30%	36.30%	44.20%
Total revenue [Member] | Customer two [Member]
Concentration of credit risk	30.10%	30.90%	37.10%
Total revenue [Member] | Customer Three [Member]
Concentration of credit risk	12.20%
Total Purchases [member] | Supplier One [member]
Concentration of credit risk	33.10%	26.00%	21.20%
Total Purchases [member] | Supplier Two [member]
Concentration of credit risk		15.90%	12.20%
Total Purchases [member] | Supplier Three [member]
Concentration of credit risk		14.60%